Balance Sheet Components - Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Finance lease asset	$ 34,775	$ 34,775
Property, plant and equipment, gross	133,592	79,816	$ 56,878
Less: accumulated depreciation and amortization	(10,170)	(8,415)	(3,500)
Total property, plant and equipment, net	123,422	71,401	53,378
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	14,957	14,820	13,483
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment	1,480	1,480	1,228
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment	2,691	1,488	1,437
Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment	5,432	4,285	1,909
Building
Property, Plant and Equipment [Line Items]
Property, plant and equipment		0	33,248
Construction-in-progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment	72,386	21,218	4,264
Other
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 1,871	$ 1,750	$ 1,309